Document and Entity Information	Aug. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001866692
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	Amplitude, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40817
Entity Tax Identification Number	45-3937349
Entity Address, Address Line One	201 Third Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	231-2353
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00001 par value per share
Trading Symbol	AMPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false